Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Underwriting discounts, commissions and offering expenses	$ 495,000	$ 1,800,000